Stock-Based Compensation Plans (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2014 Years
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of stock option plans	2
Expire date in years	10
Exercisable installments	20% or 25%
Shares available for future issuance	486,590
Dividend yield	0.00%
Expected minimum volatility	37.00%
Expected maximum volatility	46.00%
Risk-free interest rate minimum	0.30%
Risk-free interest rate maximum	4.20%
Expected life minimum	3.0
Expecited life maximum	7.0
Aggregate intrinsic value of exercisable in-the-money options	$ 2,526
Aggregate intrinsic value of outstanding in-the-money options	3,014
Market close price	$ 33.92
Gains realized by option holders	2,918
Realized tax benefit from options exercised	1,129
Total compensation cost of options granted but not yet vested	$ 814
Weighted average period for compensation to be recognized	3.3